Nov. 13, 2019
TIFF Short-Term Fund
TIFF Short-Term Fund

TIFF Investment Program (“TIP”)

Supplement dated November 13, 2019

to the TIP Prospectus dated April 30, 2019, as Supplemented June 26, and September 27, 2019,

and to the TIFF Short-Term Fund Summary Prospectus dated April 30, 2019

This supplement provides new and additional information to the TIP prospectus dated April 30, 2019, as supplemented June 26, and September 27, 2019, to the TIFF Multi-Asset Fund summary prospectus dated April 30, 2019, and to the TIFF Short-Term Fund summary prospectus dated April 30, 2019.

The following paragraph is added as a new first paragraph under the heading “Principal Investment Risks” for TIFF Short-Term Fund on page 8 of the prospectus and on page 2 of the TIFF Short-Term Fund summary prospectus:

The fund’s principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure, so as to facilitate the reader’s ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Please keep this supplement for future reference.